Mineral Interests, Property and Equipment (Details) - CAD ($) $ in Millions	1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 21, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2002	Dec. 31, 2001	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Mineral Interests, Property and Equipment (Details) [Line Items]
Capitalized borrowing costs									$ 9.8
Agreement, description								the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program can be in effect until the Company’s current US$775 million Shelf Registration Statement expires in January 2023. In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. During the nine months ended September 30, 2022, the Company issued 997,508 shares, at an average selling price of $22.83 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.
Company purchased, description										the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM’s Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.
BC Hydro Project [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Related costs									6.8
BCMETC Audit [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Related costs									$ 3.9
KSM [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased, description							the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.
Agreement, description				the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.	the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.
Snowstorm [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company purchased, description	the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.
3 Aces [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company purchased, description										the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.
Grassy Mountain [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company sold, description			the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.
Courageous Lake Gold Project [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased of interest, percentage						100.00%
SnipGold Corp [Member] | Iskut [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased of interest, percentage		100.00%